Pensions and other post-employment benefits - Investment Strategies (Details) - Defined benefit plans and post-retirement benefits plans - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment strategies
Equity securities	€ 1,858	€ 2,777
Debt securities	17,854	18,329
Insurance contracts	1,013	833
Real estate	1,350	1,389
Short-term investments	723	1,110
Other	2,737	3,332
Total	€ 25,535	€ 27,770
Equity securities (as a percent)	7.00%	10.00%
Debt securities (as a percent)	70.00%	66.00%
Insurance contracts (as a percent)	4.00%	3.00%
Real estate (as a percent)	5.00%	5.00%
Short-term investments (as a percent)	3.00%	4.00%
Other (as a percent)	11.00%	12.00%
Total (as a percent)	100.00%	100.00%
Level 1
Investment strategies
Equity securities	€ 1,857	€ 2,777
Debt securities	17,810	18,329
Short-term investments	709	1,110
Total	20,376	22,216
Unquoted
Investment strategies
Equity securities	1
Debt securities	44
Insurance contracts	1,013	833
Real estate	1,350	1,389
Short-term investments	14
Other	2,737	3,332
Total	€ 5,159	€ 5,554